UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  2049

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:	    Zazove Associates, LLC
Address:    940 Southwood Blvd.
            Suite 200
            Incline Village, NV 89451

13F File Number:  28-5338

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	      Steven M. Kleiman
Title:	      Chief Operating Officer
Phone:	      (847) 239-7100
Signature, Place, and Date of Signing:

Steven M. Kleiman	Northbrook, Illinois	February 12, 2004

Report Type (Check only one.):

[X] 	13F HOLDINGS REPORT.

[ ]	13F NOTICE.

[ ] 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

Form 13 F Summary Page

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  118

Form 13F Information Table Value Total: $1,619,640
List of Other Included Managers:  None

VALUE        SHARES/   SH/ PUT/ INVSTMT OTHER  Voting Authority (Shares)
NAME OF ISSUER              TITLE OF CLASS    CUSIP     (1000s)   PRN AMT   PRN  DSCRETN Mgrs  a) Sole  b) Shared c) None
Equity Office Properties      PFD CV B 5.25%    294741509       6,521      130,400 	Sole	130,400 	0	0
Ford                          PFD TR CV6.5%	345395206	44,200     789,985 "	Sole	789,985"	0	0
Intevac Inc.	              COM	        461148108	223 	   15,821 "	Sole	15,821"	        0	0
Metris Companies	      COM	        591598107	108 	   24,400 "	Sole	24,400"	        0	0
National Australia Bank       CAP UTS EXCHBL	632525309	32,230     846,600 "	Sole	846,600"	0	0
AES Trust III                 PFD CV 6.75%	00808N202	233 	   5,398 "	Sole	5,398"	        0	0
CNF Trust I                   TECONS SER A	12612V205	1,489 "	   29,080 "	Sole	29,080"	        0	0
Doral Financial               PFD CV	        25811P506	1,422 "	   5,500 "	Sole	5,500"	        0	0
"Hybridon, Inc."	      COM NEW	        44860M801	274 	   240,294 "	Sole	240,294"	0	0
General Motors                DEB SR CV C 33	370442717	52,410 "   1,624,100 "	Sole		0	0	0
General Motors                DEB SR CONV B	370442733	10,401 "   387,100 "	Sole		0	0	0
AES Corporation	              SDCV 	        00130HAN5	4,931 "	   5,110,000 "	Sole		0	0	0
ASM International	      NOTE 5.250% 5/1	00207DAE2	527 	   400,000 "	Sole		0	0	0
Advanced Medical Optics	      NOTE 3.500% 4/1	00763MAE8	11,459 "   9,500,000 "	Sole		0	0	0
Affiliated Computer Services  NOTE 3.500% 2/1	008190AF7	29,525 "   23,303,000 "	Sole		0	0	0
Affiliated Managers Group     NOTE 5/0	        008252AC2	1,468 "	   1,500,000 "	Sole		0	0	0
Agere Systems	              NOTE 6.500% 12/1	00845VAA8	3,428 "	   2,500,000 "	Sole		0	0	0
AirTran Holdings	      NOTE 7.000% 7/0	00949PAB4	13,920 "   9,000,000 "	Sole		0	0	0
Akamai Technologies	      NOTE 5.500% 7/0	00971TAC5	7,047 "	   7,100,000 "	Sole		0	0	0
Alaska Air Group              DBCV 3/2	        011659AG4	7,898 "	   6,250,000 "	Sole		0	0	0
"Allergan, Inc                NOTE 11/0         018490AE2	1,573 "	   1,650,000 "	Sole		0	0	0
Johnson & Johnson	      SDCV 7/2	        02261WAB5	49,515 "   68,595,000 "	Sole		0	0	0
American Tower Corp.	      NOTE 5.000% 2/1	029912AF9	1,812 "	   1,900,000 "	Sole		0	0	0
Atmel Corporation	      SDCV 5/2	        049513AE4	2,795 "	   6,500,000 "	Sole		0	0	0
Briggs & Stratton	      NOTE 5.000% 5/1	109043AE9	4,007 "	   2,890,000 "	Sole		0	0	0
Brinker International	      DBCV 10/1	        109641AC4	13,240 "   19,615,000 "	Sole		0	0	0
CNET Inc.	              NOTE 5.000% 3/0	125945AC9	3,613 "	   3,725,000 "	Sole		0	0	0
Carnival Corporation	      NOTE 10/2	        143658AS1	1,139 "	   1,605,000 "	Sole		0	0	0
Cendant Corporation	      DEBT 2/1	        151313AF0	9,023 "	   12,000,000 "	Sole		0	0	0
Cendant Corporation	      DBCV 3.875% 11/2	151313AN3	584 	   540,000 "	Sole		0	0	0
Cephalon Inc.	              NOTE 2.500% 12/1	156708AE9	9,646 "	   10,100,000 "	Sole		0	0	0
Charles River Laboratories    DBCV 3.500% 2/0	159863AL3	13,460 "   12,550,000 "	Sole		0	0	0
"Charming Shoppes, Inc."      NOTE 4.750% 6/0	161133AC7	15,547 "   16,100,000 "	Sole		0	0	0
"Charter Communications, Inc. NOTE 5.750% 10/1	16117MAB3	2,370 "	   2,495,000 "	Sole		0	0	0
"Charter Communications, Inc. NOTE 4.750% 6/0	16117MAC1	8,688 "	   9,600,000 "	Sole		0	0	0
"Computer Associates Int.     N0TE 5.000% 3/1	204912AR0	51,713 "   40,010,000 "	Sole		0	0	0
Conexant Systems	      NOTE 4.000% 2/0	207142AF7	621 	   650,000 "	Sole		0	0	0
The Cooper Companies	      DBCV 2.625% 7/0	216648AG0	11,448 "   9,000,000 "	Sole		0	0	0
Costco Companies Inc.	      NOTE 8/1	        22160QAC6	257 	   300,000 "	Sole		0	0	0
"Cubist Pharmaceuticals, Inc. NOTE 5.500% 11/0	229678AB3	3,913 "	   4,300,000 "	Sole		0	0	0
Walt Disney Company	      NOTE 2.125% 4/1	254687AU0	58,044 "   54,630,000 "	Sole		0	0	0
Dominion Resources Inc.	      NOTE 2.125% 12/1	25746UAP4	1,162 "	   1,150,000 "	Sole		0	0	0
EGL Inc.	              NOTE 5.000% 12/1	268484AB8	8,103 "	   6,900,000 "	Sole		0	0	0
EDO Corp.	              NOTE 5.250% 4/1	281347AD6	14,952 "   13,850,000 "	Sole		0	0	0
El Paso Corporation	      DBCV 2/2	        28336LAC3	10,718 "   22,804,000 "	Sole		0	0	0
FLIR Systems	              NOTE 3.000% 6/0	302445AB7	6,126 "	   5,500,000 "	Sole		0	0	0
First American Corporation    DBCV 4.500% 4/1	318522AD1	35,961 "   31,930,000 "	Sole		0	0	0
First Data Corporation	      DEBT 2.000% 3/0	319963AD6	42,083 "   39,330,000 "	Sole		0	0	0
GATX Corp.	              NOTE 7.5000% 2/0	361448AC7	53,304 "   45,245,000 "	Sole		0	0	0
GenCorp Inc.	              NOTE 5.750% 4/1	368682AE0	11,577 "   11,515,000 "	Sole		0	0	0
"General Mills, Inc"	      DBCV 10/2	        370334AU8	42,042 "   60,060,000 "	Sole		0	0	0
Guitar Center	              NOTE 4.000% 7/1	402040AC3	10,841 "   9,000,000 "	Sole		0	0	0
Harris Corp.                  DBCV 3.500% 8/1	413875AH8	6,209 "	   5,550,000 "	Sole		0	0	0
Hasbro	                      DBCV 2.750% 12/0	418056AN7	15,108 "   12,800,000 "	Sole		0	0	0
Hilton Hotels Corp.	      NOTE 3.375% 4/1	432848AZ2	10,827 "   10,000,000 "	Sole		0	0	0
Horace Mann Educators	      NOTE 1.425% 5/1	440327AG9	7,149 "	   15,500,000 "	Sole		0	0	0
Integra LifeSciences Holdings NOTE 2.500% 3/1	457985AB5	13,283 "   12,000,000 "	Sole		0	0	0
KV Pharmaceutical	      NOTE 2.500% 5/1	482740AC1	4,463 "	   3,500,000 "	Sole		0	0	0
Kaydon Corp	              NOTE 4.000%5/2	486587AB4	14,174 "   12,700,000 "	Sole		0	0	0
Kerr McGee Corp.	      SDCV 5.250% 2/1	492386AP2	49,658 "   46,905,000 "	Sole		0	0	0
L-3 Communications Holdings   NOTE 5.250% 6/0	502424AB0	5,987 "	   4,750,000 "	Sole		0	0	0
Lamar Advertising	      NOTE 2.875% 12/3	512815AG6	5,125 "	   5,000,000 "	Sole		0	0	0
Lear Corp.	              NOTE 2/2	        521865AG0	12,104 "   23,000,000 "	Sole		0	0	0
Legg Mason	              NOTE 6/0	        524901AG0	41,980 "   66,110,000 "	Sole		0	0	0
Level Three Communications    NOTE 6.000% 9/1	52729NAG5	23,425 "   32,310,000 "	Sole		0	0	0
Level Three Communications    NOTE 6.000% 3/1	52729NAS9	1,396 "	   1,980,000 "	Sole		0	0	0
Liberty Media    	      DEB 3.500% 3/1	530715AN1	39,480 "   46,995,000 "	Sole		0	0	0
Liberty Media   	      DEB 3.250% 3/1	530715AR2	5,407 "	   5,202,000 "	Sole		0	0	0
"Lowe's Companies, Inc."      NOTE 2/1	        548661CF2	51,075 "   55,820,000 "	Sole		0	0	0
"Lowe's Companies, Inc."      NOTE .0861% 10/1	548661CG0	1,167 "	   1,100,000 "	Sole		0	0	0
"Manor Care, Inc"	      NOTE 2.125% 4/1	564055AE1	3,416 "	   2,700,000 "	Sole		0	0	0
"Manpower, Inc."	      DBCV 8/1	        56418HAC4	13,969 "   19,940,000 "	Sole		0	0	0
Maxtor Corporation	      NOTE 6.800 % 4/3	577729AC0	15,173 "   10,500,000 "	Sole		0	0	0
Maverick Tube	              NOTE 4.000% 6/1	577914AA2	15,038 "   14,600,000 "	Sole		0	0	0
"Medtronic, Inc."	      DBCV 1.250% 9/1	585055AB2	667 	   650,000 "	Sole		0	0	0
NCO Group	              NOTE 4.750% 4/1	628858AB8	10,380 "   10,127,000 "	Sole		0	0	0
Natural MicroSystems Corp     NOTE 5.000% 10/1	638882AA8	4,253 "	   4,500,000 "	Sole		0	0	0
Navistar Financial	      NOTE 4.750% 4/0	638902AM8	11,529 "   10,750,000 "	Sole		0	0	0
"Network Associates, Inc."    NOTE 5.250% 8/1	64123LAB7	5,675 "	   5,200,000 "	Sole		0	0	0
New Century Financial	      NOTE 3.500% 7/0	64352DAB7	10,620 "   8,000,000 "	Sole		0	0	0
Nortel Networks Corp.	      NOTE 4.250% 9/0	656568AB8	6,300 "	   6,645,000 "	Sole		0	0	0
Corning Inc.	              NOTE 4.875% 3/0	671400AL3	32,673 "   32,510,000 "	Sole		0	0	0
Odyssey Re Holdings Corp.     DBCV 4.375% 6/1	67612WAB4	19,344 "   16,290,000 "	Sole		0	0	0
Ohio Casualty Corporation     NOTE 5.000% 3/1	677240AC7	18,524 "   17,700,000 "	Sole		0	0	0
PMA Capital Corp.	      DBCV 4.250% 9/3	693419AA1	7,796 "	   10,250,000 "	Sole		0	0	0
PRG-Schultz International     NOTE 4.750 % 11/2	69357CAA5	6,663 "	   7,000,000 "	Sole		0	0	0
"PacifiCare Health Systems,   DBCV 3.000% 10/1	695112AG7	14,280 "   8,100,000 "	Sole		0	0	0
Providian Financial Corp.     NOTE 2/1	        74406AAB8	5,938 "	   12,500,000 "	Sole		0	0	0
"Quanta Services, Inc."	      NOTE 4.000% 7/0	74762EAA0	3,024 "	   3,305,000 "	Sole		0	0	0
Reebok Intl Ltd	              DBCV 4.250% 3/0	758110AE0	42,409 "   38,730,000 "	Sole		0	0	0
Reptron Electronics Inc.      NOTE 6.750% 8/0	76026WAA7	5,247 "	   8,166,000 "	Sole		0	0	0
Royal Caribbean Cruises Ltd.  NOTE 2/0	        780153AK8	10,427 "   21,610,000 "	Sole		0	0	0
Royal Caribbean Cruises Ltd.  NOTE 5/1	        780153AM4	5,809 "	   9,980,000 "	Sole		0	0	0
SPX Corporation	              NOTE 2/0	        784635AD6	8,089 "	   12,000,000 "	Sole		0	0	0
"Safeguard Scientifics, Inc"  NOTE 5.000% 6/1	786449AE8	4,675 "	   5,000,000 "	Sole		0	0	0
St. Mary Land & Exploration   NOTE 5.750% 3/1	792228AC2	10,191 "   7,500,000 "	Sole		0	0	0
Schlumberger Ltd.             DBCV 2.125% 6/0	806857AD0	17,987 "   18,100,000 "	Sole		0	0	0
"School Specialty, Inc."      NOTE 6.000% 8/0	807863AC9	11,420 "   9,800,000 "	Sole		0	0	0
Scottish Annuity & Life Hold  NOTE 4.500% 12/0	81013RAC9	15,101 "   12,650,000 "	Sole		0	0	0
Selective Insurance Group     NOTE 1.616% 9/2	816300AB3	6,248 "	   13,000,000 "	Sole		0	0	0
Service Corp. International   NOTE 6.750% 6/2	817565AU8	14,834 "   13,935,000 "	Sole		0	0	0
Silicon Valley Bancshares     NOTE 6/1	        827064AC0	6,000 "	   5,025,000 "	Sole		0	0	0
"Sizeler Property Investors   SDCV 9.000% 7/1	830137AB1	4,361 "	   3,992,000 "	Sole		0	0	0
Standard Motor Products	      SDCV 6.750% 7/1	853666AB1	5,311 "	   5,635,000 "	Sole		0	0	0
Tech Data Corp.	              SDCV 2.000% 12/1	878237AC0	17,048 "   16,900,000 "	Sole		0	0	0
Telefonos de Mexico	      DBCV 4.250% 6/1	879403AD5	9,390 "	   8,210,000 "	Sole		0	0	0
Teva Pharmaceutical Ind.      NOTE .750% 8/1	88163XAB1	8,466 "	   6,300,000 "	Sole		0	0	0
TranSwitch Corporation	      NOTE 4.500% 9/1	894065AB7	4,769 "	   5,100,000 "	Sole		0	0	0
Travelers Property Casualty   NT CV JR 2032	89420G307	208 	   8,500 "	Sole		0	0	0
Tyco International Ltd        DBCV 2.750% 1/1	902118BF4	57,731 "   45,235,000 "	Sole		0	0	0
Tyco International Ltd        DBCV 3.125% 1/1	902118BG2	4,561 "	   3,338,000 "	Sole		0	0	0
US Cellular Corp.	      NOTE 6/1	        911684AA6	30,238 "   60,100,000 "	Sole		0	0	0
Universal Health Services     DBCV 0.0426% 6/2	913903AL4	48,277 "   73,425,000 "	Sole		0	0	0
Vector Group Ltd.	      NOTE 6.250% 7/1	92240MAC2	3,608 "	   4,100,000 "	Sole		0	0	0
ViroPharma Inc.	              NOTE 6.000% 3/0	928241AC2	628 	   930,000 "	Sole		0	0	0
Western Wireless	      NOTE 4.625% 6/1	95988EAF2	8,222 "	   5,500,000 "	Sole		0	0	0
"World Airways, Inc"	      SDCV 8.000% 8/2	98142HAC9	2,556 "	   2,531,000 "	Sole		0	0	0
Zenith National Insurance     NOTE 5.750% 3/3	989390AH2	12,962 "   9,250,000 "	Sole		0	0	0

COLUMN TOTALS			1,619,640